ORDINARY SHARES AND STATUTORY RESERVE (Treasury Shares) (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($)
Class of Stock [Line Items]
Total consideration of Shares repurchased | ¥	¥ 2,646		¥ 202,066
Treasury Shares
Class of Stock [Line Items]
Shares repurchased | shares	100,729	0	3,768,495
Total consideration of Shares repurchased | ¥	¥ 2,646		¥ 202,066
Treasury Shares | Minimum
Class of Stock [Line Items]
Share repurchase plan, authorized amount | $				$ 30
Treasury Shares | Maximum
Class of Stock [Line Items]
Share repurchase plan, authorized amount | $				$ 70